Commitments and Contingencies - Commitments (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Future minimum commitments under non-cancellable agreements
2024	¥ 18,648
2025	6,361
2026	5,827
2027	1,839
Total	32,675
Property Management Costs
Future minimum commitments under non-cancellable agreements
2024	5,461
2025	4,292
2026	4,201
2027	1,839
Total	15,793
Bandwidth Purchases
Future minimum commitments under non-cancellable agreements
2024	278
Total	278
Cooperation with Phoenix TV Group
Future minimum commitments under non-cancellable agreements
2024	1,420
2025	1,420
2026	1,420
Total	4,260
Content Purchases
Future minimum commitments under non-cancellable agreements
2024	7,998
2025	200
2026	100
Total	8,298
Property and Equipment, and Intangible Assets
Future minimum commitments under non-cancellable agreements
2024	300
Total	300
Others
Future minimum commitments under non-cancellable agreements
2024	3,191
2025	449
2026	106
Total	¥ 3,746